Subsequent Events		9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 8 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On February 23, 2021, the Company effectuated a recapitalization, and as a result, the initial shareholders hold 8,625,000 shares of the Company’s Class B ordinary shares. Up to 1,125,000 founder shares are subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. All shares and associated amounts have been retroactively restated.

Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.